POST-EMPLOYMENT BENEFITS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Defined contribution plan expense	$ 18	$ 15
Entity's own securities included in plan assets	12	$ 10
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 134
Weighted average duration of defined benefit obligation	17 years	18 years
Return gain (loss) on plan assets	$ 297	$ 240
Cumulative loss in equity, employee benefit plans	$ 157	$ 592